Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date		rr_ProspectusDate	Aug. 31, 2015
Wilmington Prime Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	WILMINGTON PRIME MONEY MARKET FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in the Fund’s Service Class Shares, Select Class Shares, Administrative Class Shares and Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of the value of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations. The Fund may also invest in municipal securities and asset-backed securities.

			In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality, and must meet certain SEC requirements relating to portfolio liquidity. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
  Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
  Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
  Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.
  Liquidity risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Municipal securities risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.
  Prepayment Risk. The risk that a mortgage-backed or other asset-backed security may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.
			An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Select Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. Updated performance information is available at www.wilmingtonfunds.com.

			Effective January 20, 2012, Class A2 and Class S Shares were combined and redesignated Service Class Shares, Class I Shares and Class A Shares were combined and redesignated Select Class Shares, and Class I2 Shares were redesignated Administrative Class Shares. Performance for Shares prior to redesignation is based on the previous performance of Class A2 Shares, Class A Shares, and Class I2 Shares, respectively, and has not been adjusted to reflect difference in expenses prior to the redesignation of the classes. Administrative Class Shares are subject to a shareholder services fee up to 0.25% of the Fund’s average daily net assets. Institutional Class Shares commenced operations on March 12, 2012.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Select Class (formerly Class A) Shares, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.wilmingtonfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns – Select Class Shares Performance Over 10 Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter 1.18% 09/30/2007 Worst Quarter 0.00% 12/31/2014
			The Fund’s Select Class Shares total return for the six-month period from January 1, 2015 to June 30, 2015 was 0.01%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Wilmington Prime Money Market Fund | Service Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.98%
1 Year		rr_ExpenseExampleYear01	$ 100
3 Years		rr_ExpenseExampleYear03	312
5 Years		rr_ExpenseExampleYear05	542
10 Years		rr_ExpenseExampleYear10	$ 1,201
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.44%
Wilmington Prime Money Market Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.73%
1 Year		rr_ExpenseExampleYear01	$ 75
3 Years		rr_ExpenseExampleYear03	233
5 Years		rr_ExpenseExampleYear05	406
10 Years		rr_ExpenseExampleYear10	$ 906
2005		rr_AnnualReturn2005	2.43%
2006		rr_AnnualReturn2006	4.37%
2007		rr_AnnualReturn2007	4.70%
2008		rr_AnnualReturn2008	2.12%
2009		rr_AnnualReturn2009	0.06%
2010		rr_AnnualReturn2010	0.01%
2011		rr_AnnualReturn2011	0.01%
2012		rr_AnnualReturn2012	0.03%
2013		rr_AnnualReturn2013	0.02%
2014		rr_AnnualReturn2014	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.36%
Wilmington Prime Money Market Fund | Administrative Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.98%
1 Year		rr_ExpenseExampleYear01	$ 100
3 Years		rr_ExpenseExampleYear03	312
5 Years		rr_ExpenseExampleYear05	542
10 Years		rr_ExpenseExampleYear10	$ 1,201
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.02%
10 Years		rr_AverageAnnualReturnYear10	1.45%
Wilmington Prime Money Market Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fee		rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.48%
1 Year		rr_ExpenseExampleYear01	$ 49
3 Years		rr_ExpenseExampleYear03	154
5 Years		rr_ExpenseExampleYear05	269
10 Years		rr_ExpenseExampleYear10	$ 604
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05
Life of Fund	[1]	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 12, 2012
Wilmington Prime Money Market Fund | iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.01%
5 Years		rr_AverageAnnualReturnYear05	0.01%
10 Years		rr_AverageAnnualReturnYear10	1.39%
Wilmington Prime Money Market Fund | iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.02%
5 Years		rr_AverageAnnualReturnYear05	0.05%
10 Years		rr_AverageAnnualReturnYear10	1.57%

[1]	Institutional Class Shares commenced operations on March 12, 2012.